ATA INC. ("Parent Company")	12 Months Ended
Mar. 31, 2014
ATA INC. ("Parent Company")
ATA INC. ("Parent Company")

(19)     ATA INC. (“Parent Company”)

The following presents condensed financial information of the Parent Company only.

Condensed Balance Sheets

	March 31,
	2013	2014	2014
	RMB	RMB	USD
Cash	41,744,636	9,327,438	1,500,457
Prepaid expenses and other current assets	464,873	174,575	28,083
Investments in subsidiaries	334,415,959	403,522,684	64,912,599
Total assets	376,625,468	413,024,697	66,441,139

Accrued expenses and other current liabilities	1,077,749	1,132,825	182,231
Total liabilities	1,077,749	1,132,825	182,231

Common shares	3,461,060	3,474,894	558,988
Treasury shares	(329,357)	(1,029,766)	(165,653)
Additional paid in capital	427,443,700	437,964,776	70,453,120
Accumulated other comprehensive loss	(26,379,146)	(27,145,929)	(4,366,825)
Accumulated deficit	(28,648,538)	(1,372,103)	(220,722)
Total shareholders’ equity	375,547,719	411,891,872	66,258,908
Total liabilities and shareholders’ equity	376,625,468	413,024,697	66,441,139

Condensed Statements ofComprehensive Income

	Year Ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	USD

Operating expenses	(7,487,523)	(7,567,474)	(5,415,249)	(871,124)
Investment income	60,175,402	30,685,632	32,612,787	5,246,250
Interest income	377,333	112,656	40,889	6,578
Foreign currency exchange gains (losses), net	2,776,258	(22,824)	38,008	6,113
Earnings before income taxes	55,841,470	23,207,990	27,276,435	4,387,817
Income tax expense	—	—	—	—
Net income	55,841,470	23,207,990	27,276,435	4,387,817
Foreign currency translation adjustment, net of nil income taxes	(3,787,210)	(374,747)	(766,783)	(123,348)
Comprehensive income	52,054,260	22,833,243	26,509,652	4,264,469

Condensed Statements of Cash Flows

	Year Ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	USD
Net cash used in operating activities	(4,529,639)	(6,675,424)	(4,994,557)	(803,449)
Cash flows from investing activities :
Collection from (payment to) subsidiaries	1,140,127	26,836,132	(6,911,210)	(1,111,770)
Payment for XingWei acquisition	—	—	(19,612,120)	(3,154,900)
Net cash provided by investing activities	1,140,127	26,836,132	(26,523,330)	(4,266,670)

Cash flows from financing activities :
Proceeds from exercise of share options	631,844	—	—	—
Cash paid for employee individual income tax of net-settlement of vested shares	—	(913,453)	—	—
Cash paid for repurchase of common shares	—	(329,357)	(132,528)	(21,319)
Collection of receivable from shareholders	1,035,796	—	—	—
Special cash dividend	(63,634,726)	(25,331,341)	—	—
Net cash used in financing activities	(61,967,086)	(26,574,151)	(132,528)	(21,319)

Effect of foreign exchange rate changes on cash	(2,929,270)	(374,747)	(766,783)	(123,348)
Net decrease in cash	(68,285,868)	(6,788,190)	(32,417,198)	(5,214,786)
Cash at beginning of year	116,818,694	48,532,826	41,744,636	6,715,243
Cash at end of year	48,532,826	41,744,636	9,327,438	1,500,457